Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Vessels Cost, Beginning Balance	$ 3,312	$ 33,513	$ 88,078
Vessels Cost, Depreciation
Vessels Cost, Disposal of vessels		(18,915)	(42,674)
Vessels Cost, Leased vessels		(7,000)	7,000
Vessels cost, Vessel impairment charge		(4,286)	(18,891)
Vessels Cost, Ending Balance	3,312	3,312	33,513
Accumulated Depreciation, Beginning Balance	(1,190)	(16,208)	(25,768)
Accumulated Depreciation, Depreciation	(113)	(1,938)	(3,585)
Accumulated Depreciation, Disposal of vessels		16,956	13,145
Accumulated Depreciation, Leased vessels
Accumulated Depreciation, Vessel impairment charge
Accumulated Depreciation, Ending Balance	(1,303)	(1,190)	(16,208)
Net Book Value, Beginning Balance	2,122	17,305
Net Book Value, Depreciation	(113)	(1,939)	(3,585)
Net Book Value, Disposal of vessels		(1,959)	(29,529)
Net Book Value, Vessel impairment charge		(4,286)	(18,891)
Net Book Value, Ending Balance	$ 2,009	$ 2,122	$ 17,305